Trade and Other Payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	€ 534	€ 434
Value added tax and sales taxes payable	229	181
Other current liabilities	30	23
Trade and other payables	€ 793	€ 638